Cost of Sales	12 Months Ended
Dec. 31, 2021
Schedule of Cost of Sales Abstract
Cost of Sales

19. Cost of Sales

	December 31, 2021	December 31, 2020	December 31, 2019
Product purchases, packaging and logistics	173,758	—	—
Employee benefit and expenses	89,238	—	—
Inventory write-down	1,977,558	—	—
Total cost of sales	2,240,554	—	—